Average Annual Total Returns{- Fidelity Advisor® Consumer Discretionary Fund} - 07.31 Fidelity Advisor Focus Funds AMCIZ Combo PRO-30 - Fidelity Advisor® Consumer Discretionary Fund	Fidelity Advisor Consumer Discretionary Fund-Class A Return Before Taxes Past 1 year	Fidelity Advisor Consumer Discretionary Fund-Class A Return Before Taxes Past 5 years	Fidelity Advisor Consumer Discretionary Fund-Class A Return Before Taxes Past 10 years	Fidelity Advisor Consumer Discretionary Fund-Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Consumer Discretionary Fund-Class A After Taxes on Distributions Past 5 years	Fidelity Advisor Consumer Discretionary Fund-Class A After Taxes on Distributions Past 10 years	Fidelity Advisor Consumer Discretionary Fund-Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Consumer Discretionary Fund-Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Consumer Discretionary Fund-Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Advisor Consumer Discretionary Fund-Class M Return Before Taxes Past 1 year	Fidelity Advisor Consumer Discretionary Fund-Class M Return Before Taxes Past 5 years	Fidelity Advisor Consumer Discretionary Fund-Class M Return Before Taxes Past 10 years	Fidelity Advisor Consumer Discretionary Fund-Class C Return Before Taxes Past 1 year	Fidelity Advisor Consumer Discretionary Fund-Class C Return Before Taxes Past 5 years	Fidelity Advisor Consumer Discretionary Fund-Class C Return Before Taxes Past 10 years	Fidelity Advisor Consumer Discretionary Fund - Class I Return Before Taxes Past 1 year	Fidelity Advisor Consumer Discretionary Fund - Class I Return Before Taxes Past 5 years	Fidelity Advisor Consumer Discretionary Fund - Class I Return Before Taxes Past 10 years	Class Z Return Before Taxes Past 1 year	Class Z Return Before Taxes Past 10 years	Class Z Return Before Taxes Since Inception		Class Z Return Before Taxes Inception Date	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F1505 Past 1 year	F1505 Past 5 years	F1505 Past 10 years
Total	28.31%	15.24%	14.36%	27.88%	14.94%	13.26%	17.06%	12.25%	11.61%	31.02%	15.48%	14.32%	34.14%	15.75%	14.19%	36.54%	16.94%	15.39%	36.72%		19.14%	[1]	Oct. 02, 2018	18.40%	15.22%	13.88%	48.31%	19.78%	18.27%

[1]	(a)Since inception October 2, 2018.